[GRAPHIC]

January 31, 2003

       Oppenheimer
       California Municipal Fund

                                   Semiannual
                                     Report
                                  ------------
                                   Management
                                  Commentaries

[GRAPHIC]

Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

"Under the guidance of new managers, the Fund has increased its yield and diversification significantly, as well as decreased its vulnerability to changing interest rates."

[LOGO]

OppenheimerFunds(R)
The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer California Municipal Fund seeks as high a level of current income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital.

Fund Highlight
As of January 31, 2003, the Fund's Class A shares provided a distribution yield of 5.48% (without sales charges), higher than the 4.19% average distribution yield of the 121 California Municipal Debt funds, calculated by Lipper, Inc. 1

Cumulative Total Returns*
          For the 6-Month Period
          Ended 1/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -0.24%       -4.98%
---------------------------------
Class B   -0.73        -5.58
---------------------------------
Class C   -0.63        -1.61


Average Annual Total Returns*
          For the 1-Year Period
          Ended 1/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A    3.73%       -1.20%
---------------------------------
Class B    2.84        -2.08
---------------------------------
Class C    2.85         1.86

---------------------------------

Standardized Yields 2
For the 30 Days Ended 1/31/03
-----------------------------
Class A                 5.59%
------------------------------
Class B                 5.09
-----------------------------
Class C                 5.08

    Contents

 1   Letter to Shareholders

 3   An Interview
     with Your Fund's
     Managers

 9   Financial
     Statements

29   Trustees and Officers

1. Lipper calculations do not reflect sales charges, but do assume the reinvestment of dividends and capital gains distributions. The investment return and principal value of an investment in the Fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Distribution yield at Net Asset Value (NAV) (based on last distribution) is annualized and divided by period-end NAV. As of 1/31/03, Oppenheimer California Municipal Fund (Class A shares) provided a distribution yield of 5.22% at Maximum Offering Price (with sales charges deducted). Falling NAVs will tend to artificially raise yields. As of 1/31/03, Lipper, Inc. ranked the Fund's total return #109/112 funds, #79/88 funds and #35/45 funds for the 1-, 5- and 10-year periods, respectively. Past performance is no guarantee of future results.

2. Standardized yield is based on net investment income for the 30-day period ended 1/31/03. Falling share prices will tend to artificially raise yields. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.
     In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds, and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.
     Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.
     We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.

[PHOTO]
John V. Murphy
President
Oppenheimer
California Municipal Fund

1  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

LETTER TO SHAREHOLDERS

     We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/S/ JOHN V. MURPHY
John V. Murphy
February 24, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

2  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
How did Oppenheimer California Municipal Fund perform during the six months that ended January 31, 2003?
A. The Rochester Municipal Investment Team assumed management of Oppenheimer California Municipal Fund in July 2002. We did so with the intention of enhancing the Fund's yield and reducing its volatility through portfolio diversification. We are pleased to report solid progress on both counts. Also, during the last six months, the Fund's monthly dividend distribution increased three times, producing a cumulative increase in the Fund's Class A monthly dividend from 4.3 cents to 4.8 cents per share.

What change is being made to the Fund's dividend payment policy?
Beginning in March 2003, Oppenheimer California Municipal Fund will pay its monthly dividend on the last Tuesday of the month that falls in a week containing a Friday. Our understanding is that many Fund shareholders rely on dividends for income to help meet monthly bills. Moving the pay date closer to month end should help even out monthly flows for the Funds' shareholders.

Why do you think a strong yield is so important?
We believe yield is central to strong total return, and manage the Fund accordingly. Although current income usually accounts for most of a municipal bond fund's long-term total return, changes in Net Asset Value (NAV) can have a significant effect on a Fund's total return over shorter time periods. Many short- and intermediate-term municipal bond funds provided examples of this in 2002. In addition, capital appreciation cannot be spent without liquidating the investment and creating a capital gain. This is why our investment style is focused on generating tax-free yield for shareholders. In addition to our yield-oriented approach, the types of higher-yielding bonds that we frequently seek may also offer the potential for price appreciation.

[SIDEBAR]
Portfolio Management
Team
Ron Fielding
Scott Cottier

3  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

How did you achieve the increase in yield during this period?
We combed the market for smaller, higher-yielding, lesser-known issues, as well as bonds backed by specific projects, such as land development projects. Individuals generally do not purchase bonds of this nature due to the intensive research required to understand the characteristics and quality of the project. Part of our strategy is to create value for investors by ferreting out these issues and adding them to the portfolio in ways that offset their respective risks. The Rochester team includes five credit analysts who search for creditworthy and unappreciated municipal securities.
     At the end of January 2003, nearly 20% of the Fund's investments were in "tobacco bonds." These are bonds secured by the California's share of legal settlements from tobacco-related lawsuits. They are deemed investment-grade, A rated securities by major credit-rating agencies. An increasing number of tobacco bonds now exist, and we expect that states will continue to issue more of this type of municipal bond. However, largely because municipal bond market participants are not yet completely familiar with the structure of these bonds, their yields tend to be higher than comparably-rated securities.
     We also added non-rated-land development bonds. Most of these securities involve parcels of land in the corridor between Orange County and San Diego. The enormous demand for homes in that region has led us to conclude that the subject property will maintain its value for the foreseeable future. This is why we feel that the risk-adjusted yield offered by these bonds offers value to the Fund's portfolio.

What other changes did you make to the portfolio?
Professional municipal bond portfolio management provides investors the opportunity to gain exposure to bond types and structures that they might not access in their own portfolios. To this end, we have removed from the portfolio a large percentage of the general obligation and prerefunded bonds that individual

[SIDEBAR]
"We're pleased to have increased the Fund's monthly dividend payments three times since July 2002."

4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND investors might purchase individually. Using our research and credit analysis expertise, we have replaced those with a greater number of lesser-known bonds that provide yield advantages. The land-development bonds mentioned above offer one example of this type of bond. The Fund also purchased an insured higher-education bond issued to finance the building of off-campus housing at a southern California college. Our market experience and close examination of this issue, have led us to conclude that the actual risks of investing in this bond are more than offset by its yield and structural characteristics.
     One additional characteristic of the smaller, lesser-known, revenue-backed bonds that have been added to the Fund during the period is that they are not strongly correlated to changes in the finances of state and local governments. In other words, the value of these bonds is normally only modestly impacted by such circumstances as a state's budget deficit, or a variance in the state's credit rating. We view this characteristic as particularly beneficial, especially as we enter 2003, since state and local municipal bond issuers face shrinking tax revenues and growing budget deficits.

What is your outlook for California's fiscal health and municipal markets? California's financial situation gets more complicated each month--a problem shared by many other states, as well. One issue is the multibillion-dollar debt incurred in 2001 to end the state's energy crisis. The malaise in technology, combined with a generally weak economy, has diminished state and local tax receipts, while budget deficits continue to grow. As part of the solution to these issues, California has issued billions of dollars in tobacco and general obligation bonds.
     With the costs of the energy bailout hanging over the state and its economy still growing very slowly, we consider it very likely that California and its municipalities will continue to issue new debt in 2003. The question is whether the demand for

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 12/31/02 3

Class A
1-Year         5-Year  10-Year
--------------------------------
3.26%          3.61%   5.47%

Class B                Since
1-Year         5-Year  Inception
--------------------------------
2.49%          3.50%   5.07%

Class C                Since
1-Year         5-Year  Inception
--------------------------------
6.61%          3.84%   4.85%

3. See Notes on page 7 for further details.

5  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

these newly issued bonds will be strong enough to absorb the supply. It may prove necessary for new municipal bonds to offer quite attractive yields to gain the attention of potential buyers.

How would these developments impact the Fund?
The effect would be limited by the large and growing number of special-situation bonds in the Fund's portfolio. Fixed-income securities, including the securities we have added since assuming management of this Fund, are impacted by changes in prevailing yields. But, because they are backed by specific projects, real assets, insurance or a combination of the three, these bonds' relative value is less dependent upon the state's economic condition than a general obligation bond. We will continue to search for more lesser-known, smaller issues, in the interest of generating attractive, tax-free income and broader diversification in the Fund's portfolio. We believe that these efforts are part of what makes Oppenheimer California Municipal Fund The Right Way to Invest.

[PIE CHART]

Credit Allocation 4

o AAA             21.9%
o AA               4.3
o A               33.5
o BBB             18.8
o BB               1.5
o B                0.4
o Not Rated       19.6


Top Five Industries 5
-------------------------------------------------------------
Tobacco                                                 23.5%
-------------------------------------------------------------
Special Tax                                             11.0
-------------------------------------------------------------
Special Assessment                                      10.7
-------------------------------------------------------------
Municipal Leases                                         7.1
-------------------------------------------------------------
General Obligation                                       7.0

4. Portfolio's holdings and allocations are subject to change. Percentages are as of 1/31/03, and are dollar-weighted, based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rating securities and those not rated by a national rating organization but to which the ratings given above have been assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
5. Portfolio's holdings and allocations are subject to change. Percentages are as of 1/31/03, and are based on total market value of investments.

6  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

7  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                            Financial Statements
                                                                      Pages 9-28

8  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2003 / Unaudited


    Principal                                                                            Market Value
       Amount                                             Coupon        Maturity           See Note 1
-----------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes-111.0%
-----------------------------------------------------------------------------------------------------
 California--100.7%
 $    450,000  ABAG FA for NonProfit Corporations COP
               (American Baptist Homes of the West)        5.750%     10/01/2017       $      417,267
-----------------------------------------------------------------------------------------------------
    1,000,000  ABAG FA for NonProfit Corporations COP
               (American Baptist Homes of the West)        5.850      10/01/2027              898,100
-----------------------------------------------------------------------------------------------------
    4,300,000  ABAG FA for NonProfit Corporations COP
               (Redwood Senior Homes & Services)           6.125      11/15/2032            4,258,806
-----------------------------------------------------------------------------------------------------
    3,050,000  ABC Unified School District GO              0.000 1    08/01/2025              898,744
-----------------------------------------------------------------------------------------------------
       15,000  Alhambra (Atherton Baptist Homes)           6.500      07/01/2015               15,053
-----------------------------------------------------------------------------------------------------
       65,000  Alhambra Redevel. Agency Tax Allocation     5.850      05/01/2023               66,106
-----------------------------------------------------------------------------------------------------
    4,000,000  Anaheim Public Finance Authority RITES 2   11.620      12/28/2018            5,511,320
-----------------------------------------------------------------------------------------------------
    3,930,000  Azusa Special Tax Community Facilities
               District (Mountain Cove)                    6.000      09/01/2032            3,910,350
-----------------------------------------------------------------------------------------------------
      280,000  Banning COP (Hydroelectric Power
               Generating Facilities)                      7.100      04/01/2016              290,276
-----------------------------------------------------------------------------------------------------
       35,000  Buena Park Community Redevel. Agency
               (Central Business District)                 7.100      09/01/2014               35,760
-----------------------------------------------------------------------------------------------------
    1,480,000  Burbank GO Public FA 3                      5.500      12/01/2033            1,435,245
-----------------------------------------------------------------------------------------------------
    1,000,000  CA CDA (Memorial Health Service),
               Series A 3                                  6.000      10/01/2023            1,045,190
-----------------------------------------------------------------------------------------------------
    6,230,000  CA County Tobacco Securitization Agency
               (TASC)                                      5.875      06/01/2027            5,781,689
-----------------------------------------------------------------------------------------------------
   10,400,000  CA County Tobacco Securitization Agency
               (TASC)                                      6.000      06/01/2035            9,297,600
-----------------------------------------------------------------------------------------------------
   10,000,000  CA County Tobacco Securitization Agency
               (TASC)                                      6.125      06/01/2038            9,081,200
-----------------------------------------------------------------------------------------------------
    7,000,000  CA County Tobacco Securitization Agency
               (TASC)                                      5.750      06/01/2029            6,248,830
-----------------------------------------------------------------------------------------------------
    9,000,000  CA County Tobacco Securitization Agency
               (TASC)                                      5.875      06/01/2035            7,899,840
-----------------------------------------------------------------------------------------------------
   17,900,000  CA County Tobacco Securitization Agency
               (TASC)                                      6.000      06/01/2042           15,910,766
-----------------------------------------------------------------------------------------------------
       20,000  CA EFA (College and University Financing)   6.250      06/01/2018               20,474
-----------------------------------------------------------------------------------------------------
    1,000,000  CA EFA (Los Angeles College of
               Chiropractic)                               5.600      11/01/2017              883,700
-----------------------------------------------------------------------------------------------------
    1,000,000  CA EFA (Western University Health Sciences) 6.000      10/01/2032            1,011,890
-----------------------------------------------------------------------------------------------------
        5,000  CA GO                                       6.000      05/01/2018                5,332
-----------------------------------------------------------------------------------------------------
    4,150,000  CA GO                                       5.750      03/01/2030            4,328,077
-----------------------------------------------------------------------------------------------------
       25,000  CA GO Office of the State Treasurer         5.500      04/01/2015               25,656
-----------------------------------------------------------------------------------------------------
    5,000,000  CA GO RITES 2,4                            14.534      10/01/2032            4,647,300
-----------------------------------------------------------------------------------------------------
       25,000  CA GO (Veterans Bonds)                      6.200      02/01/2016               25,094
-----------------------------------------------------------------------------------------------------
       50,000  CA HFA, Series D                            6.400      08/01/2025               51,739
-----------------------------------------------------------------------------------------------------
       30,000  CA HFA (Multi-Unit Rental Hsg.)             6.875      02/01/2022               30,224
-----------------------------------------------------------------------------------------------------
      875,000  CA HFA (Single Family Mtg.), Series A-2     6.450      08/01/2025              909,151
-----------------------------------------------------------------------------------------------------
    1,370,000  CA HFA (Single Family Mtg.), Series 83 2   11.450      08/01/2025            1,492,875
-----------------------------------------------------------------------------------------------------
      350,000  CA HFFA (Kaiser Permanente)                 5.550      08/15/2025              352,384
-----------------------------------------------------------------------------------------------------
    1,710,000  CA I&E Devel. Bank
               (American Center for Wine, Food & Arts)     5.550      12/01/2012            1,836,095
-----------------------------------------------------------------------------------------------------
    3,000,000  CA Pollution Control FA
               (Pacific Gas & Electric Corp.)              6.350      06/01/2009            2,910,750
-----------------------------------------------------------------------------------------------------
       65,000  CA Pollution Control FA
               (San Diego Gas & Electric Company)          5.850      06/01/2021               66,282
-----------------------------------------------------------------------------------------------------
    1,500,000  CA Public Works                             5.500      06/01/2014            1,688,025
-----------------------------------------------------------------------------------------------------
      330,000  CA Rural Home Mtg. FA
               (Single Family Mtg.), Series B              7.750      09/01/2026              337,296
-----------------------------------------------------------------------------------------------------
    1,365,000  CA Rural Home Mtg. FA
               (Single Family Mtg.), Series D              6.700      05/01/2029            1,466,597
-----------------------------------------------------------------------------------------------------
    7,800,000  CA Statewide CDA COP
               (Cedars-Sinai Medical Center) INFLOS 2      8.995      11/01/2015            8,149,752


9  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



    Principal                                                                            Market Value
       Amount                                             Coupon        Maturity           See Note 1
-----------------------------------------------------------------------------------------------------
 California Continued
 $  7,000,000  CA Statewide CDA COP
               (Pride Industries/Pride Industries One
               Obligated Group)                            7.250%     11/01/2029       $    7,227,430
-----------------------------------------------------------------------------------------------------
    2,000,000  CA Statewide CDA COP (Windward School)      6.900      09/01/2023            2,089,980
-----------------------------------------------------------------------------------------------------
    3,000,000  CA Statewide CDA (Apsire Public Schools)    7.250      08/01/2032            2,998,170
-----------------------------------------------------------------------------------------------------
      985,000  CA Statewide CDA (Barcelona Hsg. Partners)  5.450      02/01/2025            1,062,785
-----------------------------------------------------------------------------------------------------
    1,000,000  CA Statewide CDA (Quail Ridge Apartments)   5.375      07/01/2032              989,740
-----------------------------------------------------------------------------------------------------
    1,515,000  CA Statewide CDA (Quail Ridge Apartments)   6.500      07/01/2032            1,505,062
-----------------------------------------------------------------------------------------------------
    2,150,000  CA Statewide CDA (Quail Ridge Apartments)   9.000      07/01/2032            2,136,520
-----------------------------------------------------------------------------------------------------
    1,000,000  CA Statewide CDA
               (Citrus Gardens Apartments)                 5.375      07/01/2032              989,740
-----------------------------------------------------------------------------------------------------
      875,000  CA Statewide CDA
               (Citrus Gardens Apartments)                 6.500      07/01/2032              869,260
-----------------------------------------------------------------------------------------------------
    1,450,000  CA Statewide CDA
               (Citrus Gardens Apartments)                 9.000      07/01/2032            1,440,909
-----------------------------------------------------------------------------------------------------
   19,000,000  CA Statewide CDA (East Campus Apartments)   5.625      08/01/2034           19,303,240
-----------------------------------------------------------------------------------------------------
    4,000,000  CA Statewide CDA (Turning Point)            6.500      11/01/2031            4,075,680
-----------------------------------------------------------------------------------------------------
   11,720,000  CA Statewide FA Tobacco Settlement (TASC)   6.000      05/01/2043           10,411,345
-----------------------------------------------------------------------------------------------------
    5,000,000  CA Statewide FA Tobacco Settlement (TASC)   6.000      05/01/2037            4,461,650
-----------------------------------------------------------------------------------------------------
   30,000,000  CA Statewide FA Tobacco Settlement (TASC)   6.000      05/01/2043           26,650,200
-----------------------------------------------------------------------------------------------------
    2,355,000  Campbell Redevel. Agency Tax Allocation     6.600      10/01/2032            2,540,268
-----------------------------------------------------------------------------------------------------
    5,000,000  Capistrano Unified School District
               Community Facilities District               5.700      09/01/2020            4,989,250
-----------------------------------------------------------------------------------------------------
    3,000,000  Cerritos PFA (Los Coyotes Redevel.)         6.500      11/01/2023            3,712,770
-----------------------------------------------------------------------------------------------------
    1,000,000  Chino Basin RFA
               (Inland Empire Utility Agency)              5.750      11/01/2019            1,107,400
-----------------------------------------------------------------------------------------------------
      500,000  Chino Basin RFA
               (Inland Empire Utility Agency)              5.750      11/01/2022              552,390
-----------------------------------------------------------------------------------------------------
    2,505,000  Colton Community Facilities District
               Special Tax                                 7.500      09/01/2020            2,540,070
-----------------------------------------------------------------------------------------------------
    3,335,000  Colton PFA, Series B                        5.875      08/01/2027            3,387,493
-----------------------------------------------------------------------------------------------------
      815,000  Commerce CDC Tax Allocation                 5.750      08/01/2010              870,974
-----------------------------------------------------------------------------------------------------
    2,800,000  Commerce CDC Tax Allocation                 6.000      08/01/2021            2,847,376
-----------------------------------------------------------------------------------------------------
    1,410,000  Commerce Joint Powers FA
               (Community Center), Series A                6.250      10/01/2022            1,474,352
-----------------------------------------------------------------------------------------------------
    3,000,000  Compton COP
               (Civic Center & Capital Improvement)        5.500      09/01/2015            3,126,660
-----------------------------------------------------------------------------------------------------
    3,075,000  Contra Costa County Special Tax
               Community Facilities District               5.580      08/01/2016            3,137,423
-----------------------------------------------------------------------------------------------------
      800,000  Corona (Single Family Mtg.), Series B       6.300      11/01/2028              820,408
-----------------------------------------------------------------------------------------------------
    3,345,000  Davis Public Facilities FA
               (Mace Ranch Area)                           6.600      09/01/2025            3,514,290
-----------------------------------------------------------------------------------------------------
    3,280,000  East Palo Alto Redevel. Agency Tax
               Allocation (University Circle-Gateway)      6.625      10/01/2029            3,508,485
-----------------------------------------------------------------------------------------------------
    3,000,000  Elk Grove Special Tax
               (East Franklin Community)                   6.000      08/01/2033            3,014,850
-----------------------------------------------------------------------------------------------------
    2,750,000  Encinitas Special Tax Community
               Facilities District No. 1, Series A         5.875      09/01/2020            2,761,908
-----------------------------------------------------------------------------------------------------
    8,500,000  Folsom Special Tax Community Facilities
               District No. 10                             6.875      09/01/2019            9,067,800
-----------------------------------------------------------------------------------------------------
    1,625,000  Folsom Special Tax Community Facilities
               District No. 10                             6.300      09/01/2012            1,731,551
-----------------------------------------------------------------------------------------------------
    3,400,000  Fontana Redevel. Agency (Jurupa Hills)      5.500      10/01/2027            3,404,964
-----------------------------------------------------------------------------------------------------
   13,000,000  Foothill Eastern Corridor Agency Toll Road  0.000 1    01/15/2022            4,349,280
-----------------------------------------------------------------------------------------------------
   12,500,000  Foothill Eastern Corridor Agency Toll Road  0.000 1    01/15/2021            4,487,250
-----------------------------------------------------------------------------------------------------
   16,650,000  Foothill Eastern Corridor Agency Toll Road  0.000 1    01/15/2030            3,387,609
-----------------------------------------------------------------------------------------------------
    1,000,000  Foothill Eastern Transportation
               Corridor Agency                             5.750      01/15/2040            1,013,580
-----------------------------------------------------------------------------------------------------
    7,455,000  Glendale Electric Works                     5.900      02/01/2025            8,301,739


10  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND


    Principal                                                                            Market Value
       Amount                                             Coupon        Maturity           See Note 1
-----------------------------------------------------------------------------------------------------
 California Continued
 $ 46,000,000  Golden State, CA Tobacco
               Securitization Corp.                        6.625%     06/01/2040       $   44,099,280
-----------------------------------------------------------------------------------------------------
    2,480,000  Golden West Schools FA                      0.000 1    02/01/2020            1,031,903
-----------------------------------------------------------------------------------------------------
    2,000,000  Golden West Schools FA                      0.000 1    08/01/2020              811,000
-----------------------------------------------------------------------------------------------------
    3,000,000  Huntington Park PFA, Series A               6.200      10/01/2025            3,105,630
-----------------------------------------------------------------------------------------------------
    1,000,000  Irvine IBA 1915                             5.800      09/02/2018            1,024,720
-----------------------------------------------------------------------------------------------------
    1,500,000  Irvine IBA 1915                             5.900      09/02/2023            1,523,925
-----------------------------------------------------------------------------------------------------
    1,250,000  Irvine IBA 1915                             5.750      09/02/2022            1,264,700
-----------------------------------------------------------------------------------------------------
    1,250,000  Irvine IBA 1915                             5.850      09/02/2026            1,260,913
-----------------------------------------------------------------------------------------------------
    2,500,000  Jurupa Community Facilites District
               Special Tax                                 5.875      09/01/2033            2,436,500
-----------------------------------------------------------------------------------------------------
   10,000,000  La Verne COP (Bethren Hillcrest Homes)      5.600      02/15/2033           10,021,400
-----------------------------------------------------------------------------------------------------
    4,500,000  La Verne COP (Bethren Hillcrest Homes)      6.625      02/15/2025            4,453,560
-----------------------------------------------------------------------------------------------------
      500,000  Lafayette Redevel. Agency                   5.700      08/01/2024              503,395
-----------------------------------------------------------------------------------------------------
    8,010,000  Lake Elsinore School FA (Horsethief Canyon) 5.625      09/01/2016            8,453,834
-----------------------------------------------------------------------------------------------------
    1,255,000  Las Virgenes GO (USD), Series C             0.000 1    11/01/2021              471,930
-----------------------------------------------------------------------------------------------------
    2,910,000  Lincoln IBA PFA (Twelve Bridges)            6.200      09/02/2025            2,995,787
-----------------------------------------------------------------------------------------------------
      500,000  Long Beach Harbor, Series A                 6.000      05/15/2010              572,165
-----------------------------------------------------------------------------------------------------
    5,960,000  Los Angeles COP (Disney Parking Project)    0.000 1    09/01/2010            4,378,514
-----------------------------------------------------------------------------------------------------
    5,240,000  Los Angeles COP (Disney Parking Project)    0.000 1    09/01/2011            3,622,307
-----------------------------------------------------------------------------------------------------
    4,500,000  Los Angeles COP (Disney Parking Project)    0.000 1    09/01/2013            2,754,540
-----------------------------------------------------------------------------------------------------
      750,000  Los Angeles COP (Disney Parking Project)    0.000 1    03/01/2012              508,335
-----------------------------------------------------------------------------------------------------
    1,495,000  Los Angeles COP (Disney Parking Project)    0.000 1    09/01/2016              775,098
-----------------------------------------------------------------------------------------------------
    5,000,000  Los Angeles Harbor Department, Series B     5.375      11/01/2023            5,083,300
-----------------------------------------------------------------------------------------------------
      510,000  Los Angeles SFH, Series Prog A              6.875      06/01/2025              514,549
-----------------------------------------------------------------------------------------------------
    1,000,000  Los Angeles USD, Series A                   6.000      07/01/2015            1,182,870
-----------------------------------------------------------------------------------------------------
    2,500,000  Los Angeles USD ROLS 2,4                    8.440      07/01/2015            3,327,050
-----------------------------------------------------------------------------------------------------
    2,500,000  Los Angeles USD ROLS 2,4                    8.440      07/01/2016            3,327,050
-----------------------------------------------------------------------------------------------------
    1,500,000  Los Angeles USD ROLS 2,4                    8.440      07/01/2017            1,996,230
-----------------------------------------------------------------------------------------------------
       20,000  Los Angeles Wastewater System, Series A     5.700      06/01/2020               20,575
-----------------------------------------------------------------------------------------------------
    2,375,000  Los Angeles Water & Power RITES 2,4        15.131      07/01/2024            2,423,735
-----------------------------------------------------------------------------------------------------
       65,000  MSR Public Power Agency San Juan Project,
               Series H                                    5.900      07/01/2020               65,198
-----------------------------------------------------------------------------------------------------
    5,000,000  Modesto Irrigation District FA, Series A    6.000      10/01/2015            5,762,700
-----------------------------------------------------------------------------------------------------
       20,000  Monterey Joint Power Authority FA
               (Materials Recovery Facilities)             5.600      03/01/2012               20,520
-----------------------------------------------------------------------------------------------------
       20,000  Monterey Joint Power Authority FA
               (Materials Recovery Facilities)             5.700      03/01/2016               20,715
-----------------------------------------------------------------------------------------------------
    2,000,000  Mountain View Los Altos GO
               (Union School District)                     6.500      05/01/2017            2,368,720
-----------------------------------------------------------------------------------------------------
    1,065,000  Mountain View School District Santa
               Clara County, Series B                      6.125      07/01/2025            1,220,959
-----------------------------------------------------------------------------------------------------
    1,695,000  Murrieta USD Special Tax                    6.250      09/01/2034            1,698,509
-----------------------------------------------------------------------------------------------------
    1,320,000  Norco Special Tax Community Facilities
               District No. 97-1                           7.100      10/01/2030            1,419,871
-----------------------------------------------------------------------------------------------------
       10,000  Northern CA Power Agency                    5.500      05/01/2014               10,296
-----------------------------------------------------------------------------------------------------
    5,000,000  Northern CA Tobacco Securitization
               Authority (TASC)                            5.375      06/01/2041            4,063,800
-----------------------------------------------------------------------------------------------------
    4,200,000  Oakland Redevel. Agency INFLOS 2           10.429      09/01/2019            4,407,060
-----------------------------------------------------------------------------------------------------
      155,000  Oakland Redevel. Agency Linked
               PARS & INFLOS 5                             5.950      09/01/2019              158,821
-----------------------------------------------------------------------------------------------------
    2,250,000  Orange County Community Facilities
               District (Ladera Ranch), Series A           6.700      08/15/2029            2,400,548


11  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



    Principal                                                                            Market Value
       Amount                                             Coupon        Maturity           See Note 1
-----------------------------------------------------------------------------------------------------
 California Continued
 $  2,000,000  Orange County Community Facilities
               District (Ladera Ranch), Series A           6.250%     08/15/2030       $    2,050,140
-----------------------------------------------------------------------------------------------------
    1,000,000  Orange County Community Facilities
               District (Ladera Ranch), Series A           6.000      08/15/2025            1,010,940
-----------------------------------------------------------------------------------------------------
    1,000,000  Orange County Community Facilities
               District (Ladera Ranch), Series A           6.000      08/15/2032            1,006,930
-----------------------------------------------------------------------------------------------------
    2,050,000  Orange County PFA
               (Juvenile Justice Center)                   5.375      06/01/2019            2,208,219
-----------------------------------------------------------------------------------------------------
    2,540,000  Oxnard GO
               (Union School District), Series E           5.900      08/01/2026            2,851,506
-----------------------------------------------------------------------------------------------------
    2,180,000  Oxnard GO
               (Union School District), Series E           5.900      08/01/2030            2,303,562
-----------------------------------------------------------------------------------------------------
    3,500,000  Pittsburg Redevel. Agency
               (Los Medanos Community Devel.)              6.200      08/01/2019            3,729,425
-----------------------------------------------------------------------------------------------------
      720,000  Pittsburg Redevel. Agency
               (Los Medanos Community Devel.)              5.750      08/01/2016              819,749
-----------------------------------------------------------------------------------------------------
    1,525,000  Pittsburg Redevel. Agency
               (Los Medanos Community Devel.)              5.800      08/01/2017            1,723,936
-----------------------------------------------------------------------------------------------------
    1,615,000  Pittsburg Redevel. Agency
               (Los Medanos Community Devel.)              5.850      08/01/2018            1,830,699
-----------------------------------------------------------------------------------------------------
    1,000,000  Placentia USD (Yorba-Linda)                 6.000      09/01/2032            1,003,380
-----------------------------------------------------------------------------------------------------
    2,000,000  Pleasant Hill Community Facilities
               District Special Tax                        6.000      09/01/2032            1,990,000
-----------------------------------------------------------------------------------------------------
      500,000  Pomona (Single Family Mtg.), Series B       7.500      08/01/2023              664,840
-----------------------------------------------------------------------------------------------------
    1,000,000  Pomona USD GO, Series A                     6.450      08/01/2022            1,229,000
-----------------------------------------------------------------------------------------------------
    2,500,000  Pomona USD GO, Series A                     6.150      08/01/2015            2,921,175
-----------------------------------------------------------------------------------------------------
    2,660,000  Port Oakland RITES 2,4                     16.631      11/01/2025            2,918,392
-----------------------------------------------------------------------------------------------------
    2,500,000  Port Oakland RITES 2,4                      9.901      11/01/2015            2,978,100
-----------------------------------------------------------------------------------------------------
    2,500,000  Port Oakland RITES 2,4                     10.151      11/01/2017            2,993,200
-----------------------------------------------------------------------------------------------------
    5,025,000  Port Oakland RITES 2                       15.131      11/01/2032            4,769,027
-----------------------------------------------------------------------------------------------------
    2,430,000  Port Oakland RITES 2,4                     15.131      11/01/2022            2,485,161
-----------------------------------------------------------------------------------------------------
    1,750,000  Poway, CA USD Special Tax                   6.125      09/01/2033            1,753,360
-----------------------------------------------------------------------------------------------------
    1,100,000  Poway Unified School District Special Tax
               Community Facilities District No. 6         5.600      09/01/2033            1,043,779
-----------------------------------------------------------------------------------------------------
    3,000,000  Redding Electric COP RIBS 2                11.438      07/08/2022            4,058,370
-----------------------------------------------------------------------------------------------------
    5,150,000  Redding Electric COP RIBS 2                 9.918      06/01/2019            5,547,426
-----------------------------------------------------------------------------------------------------
    1,200,000  Richmond IBA Reassessment District No. 855  6.600      09/02/2019            1,237,164
-----------------------------------------------------------------------------------------------------
      765,000  Richmond Wastewater                         5.800      08/01/2016              874,143
-----------------------------------------------------------------------------------------------------
    3,315,000  Richmond Wastewater                         5.800      08/01/2018            3,737,198
-----------------------------------------------------------------------------------------------------
    2,100,000  Riverside County PFA COP                    5.750      05/15/2019            2,097,585
-----------------------------------------------------------------------------------------------------
       20,000  Robla School District, Series A             5.900      09/01/2016               20,072
-----------------------------------------------------------------------------------------------------
    2,890,000  Rocklin USD Community Facilities District   0.000 1    09/01/2021            1,096,235
-----------------------------------------------------------------------------------------------------
    1,235,000  Roseville Woodcreek West Community
               Facility                                    5.875      09/01/2008            1,330,589
-----------------------------------------------------------------------------------------------------
    1,500,000  Roseville Woodcreek West Community
               Facility                                    6.500      09/01/2015            1,621,425
-----------------------------------------------------------------------------------------------------
    1,750,000  Roseville Woodcreek West Community
               Facility                                    6.700      09/01/2025            1,846,845
-----------------------------------------------------------------------------------------------------
    1,000,000  Sacramento County Sanitation District FA,
               Series A                                    6.000      12/01/2015            1,165,960
-----------------------------------------------------------------------------------------------------
    6,800,000  Sacramento Power Authority
               Cogeneration Project                        6.000      07/01/2022            7,763,220
-----------------------------------------------------------------------------------------------------
    5,250,000  San Bernardino County COP (Medical Center)  5.500      08/01/2017            5,945,783
-----------------------------------------------------------------------------------------------------
    3,750,000  San Diego County COP
               (Developmental Service Foundation)          5.500      09/01/2027            3,717,375
-----------------------------------------------------------------------------------------------------
    4,000,000  San Diego County Water Authority COP CARS,
               Series B 2                                 11.270      04/08/2021            5,331,400


12  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND


    Principal                                                                            Market Value
       Amount                                             Coupon        Maturity           See Note 1
-----------------------------------------------------------------------------------------------------
 California Continued
 $     95,000  San Diego IDA (San Diego Gas & Electric
               Company)                                    5.900%     06/01/2018       $       97,652
-----------------------------------------------------------------------------------------------------
    1,880,000  San Diego Unified School District GO
               RITES 2,4                                  15.270      07/01/2027            1,921,774
-----------------------------------------------------------------------------------------------------
    1,000,000  San Francisco Bay Area Rapid
               Transit District                            6.750      07/01/2011            1,228,980
-----------------------------------------------------------------------------------------------------
      125,000  San Francisco City & County Redevel.
               Agency Community Facilities District
               No. 6                                       6.150      08/01/2021              125,490
-----------------------------------------------------------------------------------------------------
    3,000,000  San Francisco City & County Redevel.
               Agency Community Facilities District
               No. 6                                       6.250      08/01/2033            3,009,570
-----------------------------------------------------------------------------------------------------
      340,000  San Francisco City & County Redevel.
               Agency Community Facilities District
               No. 6                                       6.200      08/01/2022              341,329
-----------------------------------------------------------------------------------------------------
    1,500,000  San Francisco City & County Redevel.
               Agency (Community Facilities District
               No. 6                                       6.125      08/01/2031            1,493,385
-----------------------------------------------------------------------------------------------------
    1,500,000  San Francisco City & County Redevel.
               Agency (Community Facilities District
               No. 6                                       6.125      08/01/2031            1,493,385
-----------------------------------------------------------------------------------------------------
    4,500,000  San Francisco City & County Redevel.
               Agency (George R. Moscone)                  0.000 1    07/01/2010            3,357,045
-----------------------------------------------------------------------------------------------------
       10,000  San Francisco City & County Redevel.
               Agency (Serenity Towers)                    6.450      02/15/2024               10,007
-----------------------------------------------------------------------------------------------------
      750,000  San Francisco City & County Redevel.
               FA, Series C                                0.000 1    08/01/2013              471,435
-----------------------------------------------------------------------------------------------------
    1,425,000  San Francisco City & County Redevel.
               FA, Series C                                0.000 1    08/01/2014              841,334
-----------------------------------------------------------------------------------------------------
       35,000  San Francisco City & County Sewer           5.500      10/01/2015               35,829
-----------------------------------------------------------------------------------------------------
    8,000,000  San Joaquin Hills Transportation
               Corridor Agency                             5.000      01/01/2033            7,410,320
-----------------------------------------------------------------------------------------------------
       10,000  San Jose FA, Series B                       5.625      11/15/2018               10,224
-----------------------------------------------------------------------------------------------------
    3,060,000  Santa Ana FA (Inner-City Commuter)          5.600      09/01/2019            3,147,914
-----------------------------------------------------------------------------------------------------
    1,000,000  Santa Ana FA (Mainplace)                    5.600      09/01/2019            1,039,850
-----------------------------------------------------------------------------------------------------
    1,000,000  Santa Ana FA (Mainplace)                    5.500      09/01/2015            1,021,380
-----------------------------------------------------------------------------------------------------
    2,560,000  Santa Ana Unified School District GO        5.700      08/01/2022            2,764,083
-----------------------------------------------------------------------------------------------------
    1,600,000  Santa Clarita Community Facilities
               District Special Tax                        5.800      11/15/2025            1,576,976
-----------------------------------------------------------------------------------------------------
    3,700,000  Santa Clarita Community Facilities
               District Special Tax                        5.850      11/15/2032            3,642,687
-----------------------------------------------------------------------------------------------------
    1,000,000  Santa Cruz High School District GO          6.000      08/01/2029            1,124,350
-----------------------------------------------------------------------------------------------------
       50,000  Santa Cruz Sewer (Secondary Wastewater
               Treatment)                                  5.700      11/01/2023               51,107
-----------------------------------------------------------------------------------------------------
       20,000  Santa Rosa High School District GO          6.375      05/01/2016               20,656
-----------------------------------------------------------------------------------------------------
    4,990,000  Santaluz Special Tax Community
               Facilities District No. 2                   6.375      09/01/2030            5,079,670
-----------------------------------------------------------------------------------------------------
      205,000  Simi Valley PFA                             5.750      09/01/2023              209,524
-----------------------------------------------------------------------------------------------------
    1,500,000  South Orange County PFA (Foothill Area)     8.000      08/15/2008            1,905,990
-----------------------------------------------------------------------------------------------------
    4,500,000  Southern CA Metro Water District RIBS 2     9.031      10/30/2020            5,154,615
-----------------------------------------------------------------------------------------------------
      250,000  Southern CA Public Power Authority          7.000      07/01/2009              251,055
-----------------------------------------------------------------------------------------------------
       10,000  Southern CA Public Power Authority          6.000      07/01/2018               10,012
-----------------------------------------------------------------------------------------------------
      125,000  Southern CA Public Power Authority          5.500      07/01/2020              125,075
-----------------------------------------------------------------------------------------------------
        5,000  Southern CA Public Power Authority          5.500      07/01/2020                5,003
-----------------------------------------------------------------------------------------------------
      150,000  Southern CA Public Power Authority RIBS 2  10.093      07/01/2012              156,944
-----------------------------------------------------------------------------------------------------
    1,000,000  Southern CA Tobacco Securitization
               Authority (TASC)                            5.500      06/01/2036              827,610
-----------------------------------------------------------------------------------------------------
      200,000  Stockton COP (Wastewater System Project)    5.500      09/01/2015              206,496
-----------------------------------------------------------------------------------------------------
    3,750,000  Stockton Community Facilities District
               (Brookside Estates)                         6.200      08/01/2015            3,949,913
-----------------------------------------------------------------------------------------------------
    3,000,000  Tejon Ranch Public Facilities FA Special
               Tax (Community Facilities District No. 1)   7.200      09/01/2030            3,091,380
-----------------------------------------------------------------------------------------------------
       30,000  Tracy COP (Community Park & Civic Center)   6.625      03/01/2018               30,043



13  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



    Principal                                                                            Market Value
       Amount                                             Coupon        Maturity           See Note 1
-----------------------------------------------------------------------------------------------------
 California Continued
 $     50,000  Tracy Special Tax Community Facilities
               District                                    5.700%     09/01/2020         $     50,152
------------------------------------------------------------------------------------------------------
       15,000  Turlock Irrigation District, Series A       6.000      01/01/2020               15,016
------------------------------------------------------------------------------------------------------
      100,000  University of California Research
               Facilities, Series A                        5.750      09/01/2018              101,258
                                                                                         -------------
                                                                                          557,747,026

------------------------------------------------------------------------------------------------------
 U. S Possessions-10.3%
      275,000  Guam Power Authority, Series A              5.250      10/01/2023              269,041
------------------------------------------------------------------------------------------------------
      100,000  Guam Power Authority, Series A              5.125      10/01/2029               94,578
------------------------------------------------------------------------------------------------------
    1,000,000  Puerto Rico Aqueduct & Sewer Authority      6.250      07/01/2013            1,208,140
------------------------------------------------------------------------------------------------------
    2,245,000  Puerto Rico HBFA                            6.250      04/01/2029            2,339,268
------------------------------------------------------------------------------------------------------
    1,600,000  Puerto Rico IMEPCF FA (American Airlines)   6.450      12/01/2025              472,000
------------------------------------------------------------------------------------------------------
    5,510,000  Puerto Rico ITEMECF
               (Congeneration Facilities)                  6.625      06/01/2026            5,688,910
------------------------------------------------------------------------------------------------------
    2,840,000  Puerto Rico ITEMECF
               (Mennonite General Hospital)                6.500      07/01/2012            2,802,540
------------------------------------------------------------------------------------------------------
       35,000  Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)     5.500      08/01/2024               36,459
------------------------------------------------------------------------------------------------------
      500,000  Puerto Rico Port Authority, Series D        7.000      07/01/2014              516,100
------------------------------------------------------------------------------------------------------
       50,000  Puerto Rico Port Authority
               (American Airlines), Series A               6.300      06/01/2023               14,500
------------------------------------------------------------------------------------------------------
   22,350,000  Puerto Rico Port Authority
               (American Airlines), Series A               6.250      06/01/2026            6,481,277
------------------------------------------------------------------------------------------------------
   27,000,000  V.I. Public Finance Authority
               (Hovensa Coker)                             6.500      07/01/2021           27,164,700
------------------------------------------------------------------------------------------------------
    5,150,000  V.I. Public Finance Authority, Series E     6.000      10/01/2022            5,217,311
------------------------------------------------------------------------------------------------------
    4,515,000  V.I. Public Finance Authority, Series A     6.375      10/01/2019            5,011,469
                                                                                         -------------
                                                                                           57,316,292

------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $603,743,581)--111.0%                                  615,063,318
------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(11.0)%                                           (60,890,238)
                                                                                         -------------
 Net Assets--100.0%                                                                      $554,173,080
                                                                                         =============



Footnotes to the Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

CARS    Complimentary Auction Rate Security
CDA     Communities Development Authority
CDC     Communities Development Commission
COP     Certificates of Participation
EFA     Educational Facilities Authority
FA      Finance Authority
GO      General Obligation
HBFA    Housing Bank and Finance Agency
HFA     Housing Finance Authority
HFFA    Health Facilities Financing Authority
IMEPCF Industrial, Medical and Environmental Pollution Control Facilities ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
I&E     Infrastructure and Economic
IBA     Improvement Bond Act
IDA     Industrial Development Authority
INFLOS  Inverse Floating Rate Securities
MSR     Modesto Irrigation District of the City of Santa Clara and the City
        of Redding
PFA     Public Finance Authority
PARS    Periodic Auction Reset Securities
RFA     Regional Finance Authority
ROLS    Residual Option Longs SFH Single Family Housing
RIBS    Residual Interest Bonds
RITES   Residual Interest Tax Exempt Security
TASC    Tobacco Settlement Asset-Backed Bonds
USD     Unified School District
V.I.    United States Virgin Islands


1. Represents a zero coupon bond.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
3. When-issued security to be determined and settled after January 31, 2003.
4. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial Statements.
5. Represents the current interest rate for a variable or increasing rate security.


14  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
Industry Concentrations  January 31, 2003

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                Market Value          Percent
----------------------------------------------------------------------
Tobacco                                 $144,733,817             23.5%
Special Tax                               67,842,642             11.0
Special Assessment                        66,018,972             10.7
Municipal Leases                          43,649,343              7.1
General Obligation                        42,915,775              7.0
Electric Utilities                        38,563,775              6.3
Pollution Control                         30,075,450              4.9
Higher Education                          23,045,046              3.8
Marine/Aviation Facilities                22,315,445              3.6
Adult Living Facilities                   22,146,718              3.6
Highways/Railways                         21,877,019              3.6
Water Utilities                           14,359,976              2.3
Education                                 13,749,350              2.2
Hospital/Health Care                      12,364,919              2.0
Sales Tax Revenue                         10,228,780              1.7
Not-for-Profit Organization                9,063,525              1.5
Multifamily Housing                        9,024,239              1.5
Single Family Housing                      8,596,723              1.4
Sewer Utilities                            7,524,027              1.2
Airlines                                   6,967,777              1.1
                                        ------------------------------
Total                                   $615,063,318            100.0%
                                        ==============================




--------------------------------------------------------------------------------
Summary of Ratings  January 31, 2003 / Unaudited

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Rating                                                 Percent
---------------------------------------------------------------
AAA                                                       21.9%
AA                                                         4.3
A                                                         33.5
BBB                                                       18.8
BB                                                         1.5
B                                                          0.4
CCC                                                        0.0
CC                                                         0.0
C                                                          0.0
D                                                          0.0
Not Rated                                                 19.6
                                                         ------
                                                         100.0%
                                                         ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 January 31, 2003
-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $603,743,581)--
 see accompanying statement                                       $615,063,318
-------------------------------------------------------------------------------
 Cash                                                                  699,156
-------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                            9,919,065
 Investments sold                                                    3,846,323
 Shares of beneficial interest sold                                    968,536
 Other                                                                  12,923
                                                                  -------------
 Total assets                                                      630,509,321

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.00% at
 January 31, 2003)                                                  62,400,000
 Investments purchased (including $2,470,888
 purchased on a when-issued basis)                                  11,197,785
 Dividends                                                           1,621,020
 Shares of beneficial interest redeemed                                795,135
 Distribution and service plan fees                                    117,078
 Trustees' compensation                                                110,149
 Shareholder reports                                                    43,796
 Transfer and shareholder servicing agent fees                          15,961
 Other                                                                  35,317
                                                                  -------------
 Total liabilities                                                  76,336,241

-------------------------------------------------------------------------------
 Net Assets                                                       $554,173,080
                                                                  ============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                       $     53,809
-------------------------------------------------------------------------------
 Additional paid-in capital                                        553,065,215
-------------------------------------------------------------------------------
 Undistributed net investment income                                   419,800
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (10,685,481)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         11,319,737
                                                                  -------------
 Net Assets                                                       $554,173,080
                                                                  ============


16  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND


-----------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $408,452,737 and 39,661,796 shares of beneficial interest outstanding)                  $10.30
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                         $10.81
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $119,614,974
 and 11,608,233 shares of beneficial interest outstanding)                               $10.30
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,105,369
 and 2,538,907 shares of beneficial interest outstanding)                                $10.28


 See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended January 31, 2003
------------------------------------------------------------------------------
 Investment Income

 Interest                                                        $ 18,423,227

------------------------------------------------------------------------------
 Expenses

 Management fees                                                    1,544,798
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              515,135
 Class B                                                              634,456
 Class C                                                              130,290
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               73,950
 Class B                                                               28,557
 Class C                                                                6,568
------------------------------------------------------------------------------
 Interest expense                                                     142,919
------------------------------------------------------------------------------
 Shareholder reports                                                  107,863
------------------------------------------------------------------------------
 Custodian fees and expenses                                           41,817
------------------------------------------------------------------------------
 Trustees' compensation                                                16,996
------------------------------------------------------------------------------
 Other                                                                 23,891
                                                                 -------------
 Total expenses                                                     3,267,240
 Less reduction to custodian expenses                                  (3,515)
                                                                 -------------
 Net expenses                                                       3,263,725

------------------------------------------------------------------------------
 Net Investment Income                                             15,159,502

------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                  14,189,575
------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments             (31,491,104)
                                                                 -------------
 Net realized and unrealized loss                                 (17,301,529)

------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations            $ (2,142,027)
                                                                 =============


 See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months                      Year
                                                                           Ended                     Ended
                                                                January 31, 2003                  July 31,
                                                                     (Unaudited)                      2002
-----------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                              $ 15,159,502              $ 26,954,856
-----------------------------------------------------------------------------------------------------------
 Net realized gain                                                    14,189,575                   108,424
-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                (31,491,104)                4,867,158
                                                                    ---------------------------------------
 Net increase (decrease) in net assets resulting from operations      (2,142,027)               31,930,438

-----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                             (10,877,062)              (19,848,864)
 Class B                                                              (2,781,774)               (5,596,265)
 Class C                                                                (572,527)                 (921,160)

-----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                              10,837,732                18,134,224
 Class B                                                              (5,737,454)               (9,686,856)
 Class C                                                               1,965,309                 6,669,760

-----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                            (9,307,803)               20,681,277
-----------------------------------------------------------------------------------------------------------
 Beginning of period                                                 563,480,883               542,799,606
                                                                    ---------------------------------------
 End of period [including undistributed (overdistributed)
 net investment income of $419,800 and $(508,339), respectively]    $554,173,080              $563,480,883
                                                                    =======================================



 See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

                                                     Six Months                                                         Year
                                                          Ended                                                        Ended
                                               January 31, 2003                                                     July 31,
 Class A                                            (Unaudited)        2002        2001        2000        1999         1998
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $10.60      $10.49      $10.11      $10.57      $10.92       $10.94
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .29         .53         .53         .53         .53          .54
 Net realized and unrealized gain (loss)                   (.32)        .10         .38        (.46)       (.35)         .06
                                                         ----------------------------------------------------------------------
 Total from investment operations                          (.03)        .63         .91         .07         .18          .60
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.27)       (.52)       (.53)       (.53)       (.53)        (.54)
 Distributions from net realized gain                        --          --          --          --          --         (.08)
                                                         ----------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             (.27)       (.52)       (.53)       (.53)       (.53)        (.62)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $10.30      $10.60      $10.49      $10.11      $10.57       $10.92
                                                         ======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       (0.24)%      6.20%       9.17%       0.86%       1.59%        5.66%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $408,453    $409,689    $387,388    $270,494    $316,363     $300,717
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $418,160    $398,651    $344,808    $283,025    $314,094     $297,372
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.48%       5.09%       5.08%       5.34%       4.79%        4.91%
 Expenses                                                  0.93%       0.86%       0.88%       0.91%       0.91%        0.92% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 expenses and/or interest expense                          0.88% 4     0.86%       0.87%       0.91%       0.91%        0.92%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     36%         27%         20%         48%         35%          31%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the period shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                     Six Months                                                         Year
                                                          Ended                                                        Ended
                                               January 31, 2003                                                     July 31,
 Class B                                            (Unaudited)        2002        2001        2000        1999         1998
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $10.61      $10.50      $10.11      $10.57      $10.92       $10.94
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .25         .45         .45         .45         .45          .46
 Net realized and unrealized gain (loss)                   (.33)        .10         .39        (.45)       (.35)         .06
                                                         ----------------------------------------------------------------------
 Total from investment operations                          (.08)        .55         .84       --            .10          .52
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.23)       (.44)       (.45)       (.46)       (.45)        (.46)
 Distributions from net realized gain                        --          --          --          --          --         (.08)
                                                         ----------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             (.23)       (.44)       (.45)       (.46)       (.45)        (.54)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $10.30      $10.61      $10.50      $10.11      $10.57       $10.92
                                                         ======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       (0.73)%      5.39%       8.46%       0.10%       0.82%        4.86%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $119,615    $128,857    $137,307    $105,393    $132,763     $115,444
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $125,806    $132,685    $126,060    $113,936    $129,538     $ 99,266
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     4.71%       4.32%       4.33%       4.57%       4.03%        4.21%
 Expenses                                                  1.70%       1.62%       1.63%       1.67%       1.67%        1.67% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 expenses and/or interest expense                          1.65% 4     1.62%       1.62%       1.67%       1.67%        1.67%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     36%         27%         20%         48%         35%          31%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the period shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued


                                                     Six Months                                                         Year
                                                          Ended                                                        Ended
                                               January 31, 2003                                                     July 31,
 Class C                                            (Unaudited)        2002        2001        2000        1999         1998
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $10.58      $10.48      $10.09      $10.55      $10.91       $10.93
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .25         .46         .45         .45         .45          .46
 Net realized and unrealized gain (loss)                   (.32)        .08         .39        (.45)       (.36)         .06
                                                         ----------------------------------------------------------------------
 Total from investment operations                          (.07)        .54         .84       --            .09          .52
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.23)       (.44)       (.45)       (.46)       (.45)        (.46)
 Distributions from net realized gain                        --          --          --          --          --         (.08)
                                                         ----------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             (.23)       (.44)       (.45)       (.46)       (.45)        (.54)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $10.28      $10.58      $10.48      $10.09      $10.55       $10.91
                                                         ======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       (0.63)%      5.31%       8.48%       0.10%       0.73%        4.87%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $26,105     $24,936     $18,105     $12,659     $16,864      $11,340
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $25,853     $21,775     $14,489     $14,424     $14,672      $ 8,614
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     4.71%       4.33%       4.32%       4.58%       4.03%        4.24%
 Expenses                                                  1.70%       1.62%       1.63%       1.67%       1.67%        1.66% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 expenses and/or interest expense                          1.65% 4     1.62%       1.62%       1.67%       1.67%        1.66%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     36%         27%         20%         48%         35%          31%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the period shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of January 31, 2003, the Fund had entered into when-issued purchase commitments or forward commitments of $2,470,888.

23  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $73,596,781 as of January 31, 2003. Including the effect of leverage, inverse floaters represent 16.83% of the Fund's total assets as of January 31, 2003.
--------------------------------------------------------------------------------
Security Credit Risk. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of January 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $16,787,323. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

     As of July 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2006       $   502,732
                              2008 1      10,935,820
                              2009        19,418,684
                                         -----------
                              Total      $30,857,236
                                         ===========

1. $4,310,743 was acquired in 2001 in connection with the Oppenheimer Main Street California Municipal Fund merger and $2,474,734, was acquired in 2002 in connection with the Oppenheimer Main Street California Municipal Fund merger. These amounts are no longer subject to limitations under IRC Sections 382 or 384.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2003, the


24  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Fund's projected benefit obligations were increased by $5,840 resulting in an accumulated liability of $102,554 as of January 31, 2003.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended January 31, 2003 and year ended July 31, 2002 was as follows:

                                         Six Months Ended           Year Ended
                                         January 31, 2003        July 31, 2002
         ---------------------------------------------------------------------
         Distributions paid from:

         Exempt-interest dividends            $14,231,363          $26,366,289
         Long-term capital gain                        --                   --
         Return of capital                             --                   --
                                              --------------------------------
         Total                                $14,231,363          $26,366,289
                                              ================================

--------------------------------------------------------------------------------
Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended January 31, 2003            Year Ended July 31, 2002
                                   Shares            Amount           Shares             Amount
------------------------------------------------------------------------------------------------
 Class A
 Sold                           4,813,836      $ 51,155,804        7,969,918       $ 83,926,368
 Dividends and/or
 distributions reinvested         568,295         6,062,575        1,036,260         10,886,119
 Redeemed                      (4,368,617)      (46,380,647)      (7,279,698)       (76,678,263)
                               -----------------------------------------------------------------
 Net increase                   1,013,514      $ 10,837,732        1,726,480       $ 18,134,224
                               =================================================================

------------------------------------------------------------------------------------------------
 Class B
 Sold                             990,829      $ 10,557,500        1,764,818       $ 18,593,486
 Dividends and/or
 distributions reinvested         155,767         1,662,573          313,390          3,295,115
 Redeemed                      (1,687,024)      (17,957,527)      (3,009,598)       (31,575,457)
                               -----------------------------------------------------------------
 Net decrease                    (540,428)     $ (5,737,454)        (931,390)      $ (9,686,856)
                               =================================================================

------------------------------------------------------------------------------------------------
 Class C
 Sold                             583,941      $  6,185,304        1,120,468       $ 11,784,641
 Dividends and/or
 distributions reinvested          37,646           400,953           54,237            568,382
 Redeemed                        (438,558)       (4,620,948)        (546,880)        (5,683,263)
                               -----------------------------------------------------------------
 Net increase                     183,029      $  1,965,309          627,825       $  6,669,760
                               =================================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2003, were $267,416,756 and $211,051,273, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. Effective January 1, 2000, the Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.



26  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A    Concessions    Concessions    Concessions
                        Front-End       Front-End     on Class A     on Class B     on Class C
                    Sales Charges   Sales Charges         Shares         Shares         Shares
                       on Class A     Retained by    Advanced by    Advanced by    Advanced by
 Six Months Ended          Shares     Distributor  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------
 January 31, 2003        $409,386         $87,169        $17,633       $328,279        $52,428

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              Class A             Class B              Class C
                           Contingent          Contingent           Contingent
                             Deferred            Deferred             Deferred
                        Sales Charges       Sales Charges        Sales Charges
                          Retained by         Retained by          Retained by
 Six Months Ended         Distributor         Distributor          Distributor
------------------------------------------------------------------------------
 January 31, 2003             $10,215            $278,256               $8,768


--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended January 31, 2003, payments under the Class A Plan totaled $515,135, all of which were paid by the Distributor to recipients, and included $16,995 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

27  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued

Distribution fees paid to the Distributor for the six months ended January 31, 2003, were as follows:

                                                                                  Distributor's
                                                            Distributor's             Aggregate
                                                                Aggregate          Unreimbursed
                                                             Unreimbursed         Expenses as %
                       Total Payments    Amount Retained         Expenses         of Net Assets
                           Under Plan     by Distributor       Under Plan              of Class
-----------------------------------------------------------------------------------------------
 Class B Plan                $634,456           $491,905       $3,090,627                  2.58%
 Class C Plan                 130,290             45,397          420,452                  1.61


--------------------------------------------------------------------------------
5. Illiquid Securities
As of January 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2003 was $29,017,992, which represents 5.24% of the Fund's net assets.
--------------------------------------------------------------------------------
6. Bank Borrowings
The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
     The Fund had borrowings outstanding of $62,400,000 at January 31, 2003 at an interest rate of 2.00%. For the six months ended January 31, 2003, the average monthly loan balance was $14,316,770 at an average interest rate of 2.09%. The Fund had gross borrowings and gross loan repayments of $183,900,000 and $121,500,000, respectively, during the six months ended January 31, 2003. The maximum amount of borrowings outstanding at any month-end was $62,400,000. The Fund paid $676 in commitment fees during the six months ended January 31, 2003.

28  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER California Municipal Fund

--------------------------------------------------------------------------------
 Trustees and Officers           Clayton K. Yeutter, Chairman and Trustee
                                 Donald W. Spiro, Vice Chairman and Trustee
                                 John V. Murphy, President and Trustee
                                 Robert G. Galli, Trustee
                                 Phillip A. Griffiths, Trustee
                                 Benjamin Lipstein, Trustee
                                 Joel W. Motley, Trustee
                                 Elizabeth B. Moynihan, Trustee
                                 Kenneth A. Randall, Trustee
                                 Edward V. Regan, Trustee
                                 Russell S. Reynolds, Jr., Trustee
                                 Ronald H. Fielding, Vice President
                                 Robert G. Zack, Secretary
                                 Brian W. Wixted, Treasurer

--------------------------------------------------------------------------------
 Investment Advisor              OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Distributor                     OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder        OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors            KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel                   Mayer Brown Rowe & Maw

                                 The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

29  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

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RS0790.001.0103  April 1, 2003